Commitments and contingencies - Commitments (Details) € in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Nov. 29, 2014 aircraft	Dec. 31, 2020 aircraft	Apr. 30, 2018 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€) $ / €
Commitments and contingencies
Aircraft standard list price | $					$ 102.5
Exchange rate | $ / €						1.1725
Contract 2014
Commitments and contingencies
Purchase Obligations | €						€ 7,752
Contract 2014 | Less than one year
Commitments and contingencies
Purchase Obligations | €						1,801
Contract 2014 | Later than one year and not later than two years
Commitments and contingencies
Purchase Obligations | €						5,063
Contract 2014 | Later than two years and not later than five years [member]
Commitments and contingencies
Purchase Obligations | €						€ 888
Entering into significant commitments or contingent liabilities | Contract 2014
Commitments and contingencies
The number of additional aircraft agreed to purchase	10
Number of aircraft, firm order			135	100
Number of aircraft subject to option		75	75	100
Number of aircrafts converted in to firm order			25
Period prior to delivery of aircraft					2 years
Entering into significant commitments or contingent liabilities | Maximum | Contract 2014
Commitments and contingencies
Number of aircraft agreed to purchase	210	210		200